Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Deferred tax expense
Current tax expense
Income tax expense
Loss before income tax expense	(14,408,346)	(20,597,436)	(11,197,450)
Prima facie income tax benefit on loss before income tax calculated at 25% (2022: 25%)	3,602,086	5,149,359	2,799,363
- other non-allowable items	(831,249)	(3,297,349)	143,430
- items not assessable for income tax	(2,590,831)	(1,435,790)	(1,377,243)
- items deductible for taxation not accounting	251,784	772,848	114,471
Deferred tax not recognised	$ (431,790)	$ (1,189,068)	$ (1,680,021)